NOTE 2. Estimated useful lives of property, equipment and leasehold improvements (Details)	12 Months Ended
Dec. 31, 2014
Buildings
Useful life	40 years
Equipment
Useful life	5 - 10 years
Furniture and fixtures
Useful life	5 - 10 years
Company automobiles
Useful life	3 - 5 years
Leasehold improvements
Useful life	Shorter of the remaining lease terms and estimated useful lives